Related party transactions - Interest income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Interest income	$ 2,009	$ 335
Associates
Related party transactions
Interest income	993	333
Castcrown Ltd
Related party transactions
Interest income	198	62
MX Capital Ltd
Related party transactions
Interest income	$ 795	$ 271